Warrant Derivative (Tables)	12 Months Ended
Sep. 30, 2024
Warrant Derivative [Abstract]
Schedule of Warrant Activity

Following is a summary of the warrant activity for the years ended September 30, 2024, 2023 and 2022:

Weighted
Average
Remaining
		Average	Contractual
	Number of Warrants	Exercise Price	Term in Years

Outstanding at October 1, 2021, September 30, 2022 and 2023	—	$—	—
Granted	1,458,333	0.72	5.38
Exercised	—	—	—
Surrendered	—	—	—
Expired	—	—	—
Outstanding at September 30, 2024	1,458,333	0.72	5.38

Schedule of Calculated using the Binomial Model

The fair value of the warrants was calculated using the Binomial Model with the following assumptions as follows:

	July 2,	June 25,
Warrants	2024	2024
Market price per share (USD/share)	$0.91	$0.87
Exercise price (USD/share)	0.72	0.72
Risk free rate	4.39%	4.24%
Dividend yield	—%	—
Expected term/Contractual life (years)	5.50	5.50